OCM GOLD FUND

Schedule of Investments - August 31, 2026

(Unaudited)

Shares			Value
	Common Stocks	99.2%
	Major Gold Producers	23.8%
65,000	Agnico Eagle Mines Ltd.		$13,202,150
105,000	AngloGold Ashanti PLC		11,793,600
225,000	Barrick Mining Corp.		10,086,750
118,670	Endeavour Mining PLC		7,339,388
85,000	Newmont Corp.		10,715,100
			53,136,988
	Intermediate/Mid-Tier Gold Producers	31.0%
290,000	Alamos Gold, Inc.		10,616,900
133,333	Allied Gold Corp.*		3,143,819
500,000	B2Gold Corp.		2,741,703
75,000	Centerra Gold, Inc.		1,719,000
250,000	DPM Metals, Inc.		11,314,935
225,000	Fortuna Mining Corp.*		2,715,909
637,501	Greatland Resources Ltd.*		5,413,391
100,000	IAMGOLD Corp.*		2,045,000
130,000	Lundin Gold, Inc.		9,258,514
166,666	OceanaGold Corp.		4,902,578
70,000	Pan American Silver Corp.		3,634,400
800,000	Perseus Mining Ltd.		3,714,797
100,000	SSR Mining, Inc.		3,761,000
600,000	West African Resources Ltd.*		1,612,325
600,000	Westgold Resources Ltd.		2,738,803
			69,333,074
	Junior Gold Producers	22.9%
1,250,000	Catalyst Metals Ltd.*		5,840,201
250,000	Cerrado Gold, Inc.*		458,153
150,000	Discovery Mining Corp.*		1,335,498
1,250,000	Emerald Resources N.L.*		6,243,282
115,500	G Mining Ventures Corp.*		4,352,500
300,000	Heliostar Metals Ltd.*		491,342
1,700,000	Jaguar Mining, Inc.*		9,383,117
200,000	K92 Mining, Inc.*		4,227,994
328,638	Predictive Discovery Ltd.*		986,738
2,758,000	Rio2 Ltd.*		6,885,051
900,000	Thor Explorations Ltd.		863,636
415,000	Wesdome Gold Mines Ltd.*		9,946,825
			51,014,337

Shares			Value
	Exploration and Development Companies	12.3%
350,000	Angel Wing Metals, Inc.*		$8,838
1,166,666	Ausgold Ltd.*		1,208,049
505,000	Canagold Resources Ltd.*		225,902
3,000,000	Excellon Resources, Inc.*		1,028,139
125,000	G3 Goldfields, Inc.*		36,075
2,284,623	Kalamazoo Resources Ltd.*		270,127
875,000	Liberty Gold Corp.*		1,167,929
2,184,500	Miata Metals Corp.*		1,071,760
1,228,000	Mithril Silver And Gold Ltd.*		230,361
600,000	Montage Gold Corp.*		8,424,242
3,500,000	Omai Gold Mines Corp.*		6,717,172
2,399,000	Royal Road Minerals Ltd.*		363,485
4,578,755	RTG Mining, Inc.*		134,525
750,400	Sendero Resources Corp.*		351,919
10,000,000	South Atlantic Gold, Inc.*		468,976
573,500	South Pacific Metals Corp.*		372,403
628,930	Tesoro Gold Ltd.*		428,150
300,000	Thesis Gold & Silver, Inc.*		761,905
200,000	Tiernan Gold Corp.*		1,093,795
130,000	U.S. Gold Corp.*		2,055,300
200,000	Vizsla Silver Corp.*		810,000
547,900	Western Exploration, Inc.*		241,139
			27,470,191
	Royalty/Streaming Companies	5.4%
80,000	Wheaton Precious Metals Corp.		12,057,143
	Primary Silver Producers	3.8%
304,400	Aya Gold & Silver, Inc.*		8,490,696
	Total Common Stocks
	(Cost $39,404,952)		221,502,429
	Warrants	0.1%
	Exploration and Development Companies	0.1%
367,054	NeXGold Mining Corp. Exercise Price 0.95 CAD, Exp. 12/16/2026*		135,063
100,000	Tiernan Gold Corp. Exercise Price 6.50 CAD, Exp. 11/15/2027*		77,922
65,000	U.S. Gold Corp. Exercise Price 23.00 USD, Exp. 12/15/2027*		—
273,950	Western Exploration, Inc. Exercise Price 1.35 CAD, Exp. 2/3/2028*		—
			212,985
	Total Warrants
	(Cost $0)		212,985

Shares			Value
	Short-Term Investment	0.8%
1,895,624	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.43%#		$1,895,624

	Total Short-Term Investment
	(Cost $1,895,624)		1,895,624

	Total Investments	100.1%
	(Cost $41,300,576)		223,611,038
	Liabilities less Other Assets	(0.1)%	(209,447)
	TOTAL NET ASSETS	100.0%	$223,401,591

PLC – Public Limited Company
CAD – Canadian Dollars

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.